Material Accounting Policies (Schedule of depreciation of right-of-use asset) (Details)	12 Months Ended
Dec. 31, 2025
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	19 – 49
Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	12 - 16